Stockholders' Equity	12 Months Ended
May 31, 2021
Equity [Abstract]
Stockholders' Equity

NOTE 10 — STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. At May 31, 2021 and 2020, there were no shares of preferred stock issued or outstanding.

Common Stock

The Company is authorized to issue 36,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the shares of the Company’s common stock are entitled to one vote for each share. At May 31, 2021, and May 31, 2020, there were 1,427,124 and 988,622 shares of common stock issued and outstanding respectively.

2020 Transactions

During the year ended May 31, 2020, the Company issued 123,000 shares of its common stock on a post reverse split basis. Shares were issued in conjunction with the acquisition of Playlive Nation of 94,000, for compensation for employees, officers and directors in the amount of 14,000 shares, and 15,000 shares were issued for cash.

2021 Transactions

During the year ended May 31, 2021, the Company issued 429,000 shares of its common stock. Shares were issued for compensation for employees, officers and directors in the amount of 240,000 shares, 84,000 shares in connection with notes payable, 65,000 shares for the acquisition of company owned stores from prior franchisees, 37,000 shares as satisfaction to vendors for services rendered and 3,000 shares were issued for cash.

Common Shares Issued subsequent May 31, 2021

From June 1, 2021 through August 27, 2021 the Company has issued 42,000 shares of its common stock. Of this, 21,000 shares were issued in satisfaction to vendors for services rendered, 15,000 shares were issued in connection with notes payable and 6,000 shares were issued for the acquisition of a company owned store from a prior franchisee.

Private Placement

Beginning in February of 2019 and closing in May of 2019, the Company sold units in connection with a private offering by the Company to raise working capital of up to $2,000,000 (the “Offering Amount”) through the sale to accredited investors only of up to up to 1,000,000 “Units” of the Company’s securities, at a purchase price of $2.00 per Unit, with each Unit consisting of (i) one share of common stock, par value $0.0001 per share of the Company (the “Common Stock”) and (ii) a warrant to purchase one share of Common Stock, exercisable at a price of $4.00 per share, exercisable at any time within five years of issuance (each, a “Warrant”) as provided for in the Company’s Term Sheet for Unit Offering dated February 6, 2019 (the “Term Sheet”).

The Company sold 962,500 units for gross proceeds of $1,925,000.

Stock Based Compensation

For the year ended May 31, 2020 the Company authorized the issuance of 95,000 shares of common stock to employees, officers and directors of the Company. The shares were issued in conjunction with their employment agreements or services such individuals provided to the Company and vested ratably through May 31, 2020.

For the year ended May 31, 2021, the Company authorized the issuance of 240,000 shares of common stock to employees, officers and directors of the Company. The shares were issued in conjunction with their employment agreements or services such individuals provided to the Company and vested ratably through May 31, 2021.

For the years ended May 31, 2021 and 2020, in connection with these issuances the Company recorded share-based compensation expense of $1,690,000 and $828,000 respectively. At May 31, 2021 and 2020, the Company has no unrecognized share-based compensation.

Warrants

During the year ended May 31, 2021, we issued 3,116 shares of common stock to an accredited investor upon the exercise of previously issued warrants. The warrants were exercised on a cashless or “net” basis. Accordingly, we did not receive any proceeds from such exercises. The cashless exercise of such warrants resulted in the cancellation of previously issued warrants. During the year ended May 31, 2020, there was no warrant activity.

A summary of the status of the Company’s outstanding stock warrants for the years ended May 31, 2021 and 2020 is as follows:

	Number of Shares	Average Exercise Price
Outstanding – May 31, 2019	803,001	$83.01
Outstanding – May 31, 2020	803,001	83.01
Granted – May 31, 2020	17,063	20.66
Outstanding – May 31, 2021	820,064	$81.71